11. SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
SEGMENT INFORMATION

	September 30, 2014	December 31, 2013

Identifiable assets
USA	$47,039,267	$49,405,542
Canada	37,887,622	45,822,245
Australia	994,683	1,642,736
Mongolia	661,114	504,408
Other	16,725	20,174
	$86,599,411	$97,395,105